PROJECT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2017
PROJECT ASSETS [Abstract]
Schedule of project assets and related accumulated depreciation
	2016	2017
	December 31	June 30
	RMB	RMB
Completed	30,188,445	32,555,207
Under construction	31,935,354	117,129,231

Less: Accumulated depreciation	(7,060,303)	(9,428,260)
Project Assets, net	55,063,496	140,256,178